Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 9,199	¥ 4,887	¥ 2,374
Additions for tax positions of the current year	1,766	4,312	2,944
Additions for tax positions of prior years
Reductions for tax positions of prior years			(431)
Lapse of the applicable statute of limitations
Settlements	(9,199)
Balance at end of year	¥ 1,766	¥ 9,199	¥ 4,887